UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

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FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2011 (Unaudited)

Common Stocks--92.4%	Shares	Value ($)
Consumer Discretionary--11.1%
Arcos Dorados Holdings, Cl. A	850,000	19,711,500
McDonald's	1,344,700	118,091,554
McGraw-Hill	657,000	26,937,000
News, Cl. A	2,212,308	34,224,405
News, Cl. B	166,900	2,601,971
Target	1,479,100	72,535,064
Time Warner Cable	300,000	18,801,000
Wal-Mart Stores	1,359,100a	70,537,290
Walt Disney	1,200,000	36,192,000
		399,631,784
Consumer Staples--25.1%
Altria Group	2,873,700	77,043,897
Christian Dior	293,500	32,834,018
Coca-Cola	2,500,000	168,900,000
Estee Lauder, Cl. A	372,900	32,755,536
Kraft Foods, Cl. A	1,200,568	40,315,073
Nestle, ADR	1,921,150a	105,855,365
PepsiCo	1,009,300	62,475,670
Philip Morris International	3,043,700	189,866,006
Procter & Gamble	1,867,300	117,976,014
Walgreen	1,922,200	63,221,158
Whole Foods Market	157,500	10,286,325
		901,529,062
Energy--20.7%
Apache	230,000	18,455,200
Chevron	1,562,400	144,553,248
ConocoPhillips	1,406,700	89,072,244
Exxon Mobil	2,758,598	200,356,973
Imperial Oil	950,000a	34,304,500
Occidental Petroleum	1,141,600	81,624,400
Royal Dutch Shell, Cl. A, ADR	1,401,800	86,238,736
Total, ADR	2,089,900a	91,683,913
		746,289,214
Financial--4.7%
Berkshire Hathaway, Cl. A	322b	34,389,600
BlackRock	135,000	19,981,350
Franklin Resources	345,000	32,995,800
HSBC Holdings, ADR	418,166a	15,907,034
JPMorgan Chase & Co.	2,208,400	66,517,008
		169,790,792
Health Care--9.9%
Abbott Laboratories	1,401,300	71,662,482
Intuitive Surgical	91,200b	33,222,336
Johnson & Johnson	1,815,900	115,690,989
Medtronic	709,500	23,583,780
Merck & Co.	1,034,000	33,822,140
Novo Nordisk, ADR	378,500	37,668,320
Roche Holding, ADR	1,008,400	40,557,848
		356,207,895
Industrial--4.1%
Caterpillar	867,500	64,056,200
General Electric	1,877,400	28,611,576

United Technologies	801,600	a	56,400,576
			149,068,352
Information Technology--12.0%
Apple	454,200	b	173,131,956
Automatic Data Processing	782,800		36,909,020
Intel	3,014,500		64,299,285
International Business Machines	525,000		91,890,750
QUALCOMM	302,000		14,686,260
Texas Instruments	1,852,200		49,361,130
			430,278,401
Materials--4.8%
Air Products & Chemicals	360,000		27,493,200
Freeport-McMoRan Copper & Gold	1,661,200		50,583,540
Praxair	585,100		54,695,148
Rio Tinto, ADR	909,200	a	40,077,536
			172,849,424
Total Common Stocks
(cost $2,541,029,579)			3,325,644,924

Other Investment--7.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $267,779,000)	267,779,000	[c]	267,779,000
Investment of Cash Collateral for
Securities Loaned--4.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $150,368,781)	150,368,781	[c]	150,368,781
Total Investments (cost $2,959,177,360)	104.0%		3,743,792,705
Liabilities, Less Cash and Receivables	(4.0%)		(145,122,296)
Net Assets	100.0%		3,598,670,409

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $143,879,342 and the value of the collateral held by the fund was $150,368,781.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $2,959,177,360.

Net unrealized appreciation on investments was $784,615,345 of which $948,822,617 related to appreciated investment securities and $164,207,272 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	25.1
Energy	20.7
Information Technology	12.0
Money Market Investments	11.6
Consumer Discretionary	11.1
Health Care	9.9
Materials	4.8
Financial	4.7
Industrial	4.1
104.0

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,820,806,154	-	-	2,820,806,154
Equity Securities - Foreign+	472,004,752	32,834,018 ++	-	504,838,770
Mutual Funds	418,147,781	-	-	418,147,781

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)